Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	FATHOM DIGITAL MANUFACTURING CORPORATION
Entity Central Index Key	0001836176
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 14, 2022 Fathom Digital Manufacturing Corporation (the “Company” or “Fathom”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-262189) (the “Registration Statement”). The Registration Statement, as amended on January 27, 2022, was initially declared effective by the SEC on January 28, 2022 and initially registered the resale from time to time by selling stockholders identified in the prospectus of up to 7,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”). This Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) is being filed by the Company to update the Registration Statement to include information contained in the Company’s Annual Report on Form 10-K and certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No 1. All applicable fees were paid at the time of the original filing of the Registration Statement.